Equity, Capital and Other Interests (Tables)	12 Months Ended
Dec. 31, 2011
Common shares and units rollforward

	2011	2010	2009
Common Shares
Common Shares outstanding at January 1,	290,197,242	279,959,048	272,786,760
Common Shares Issued:
Conversion of Series E Preferred Shares	—	328,363	612
Conversion of Series H Preferred Shares	—	32,516	—
Conversion of OP Units	341,594	884,472	2,676,002
Issuance of Common Shares	3,866,666	6,151,198	3,497,300
Exercise of share options	2,945,948	2,506,645	422,713
Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
Restricted share grants, net	145,616	235,767	298,717
Common Shares Other:
Conversion of restricted shares to LTIP Units	(101,988)	—	—
Repurchased and retired	—	(58,130)	(47,450)
Common Shares outstanding at December 31,	297,508,185	290,197,242	279,959,048
Units
Units outstanding at January 1,	13,612,037	14,197,969	16,679,777
LTIP Units, net	120,112	92,892	154,616
OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of restricted shares to LTIP Units	101,988	—	—
Conversion of Series B Junior Preference Units	—	—	7,517
Conversion of OP Units to Common Shares	(341,594)	(884,472)	(2,676,002)
Units outstanding at December 31,	13,492,543	13,612,037	14,197,969
Total Common Shares and Units outstanding at December 31,	311,000,728	303,809,279	294,157,017
Units Ownership Interest in Operating Partnership	4.3%	4.5%	4.8%
LTIP Units Issued:
Issuance – per unit	—	—	$0.50
Issuance – contribution valuation	—	—	$0.1 million
OP Units Issued:
Acquisitions/consolidations – per unit	—	$40.09	$26.50
Acquisitions/consolidations – valuation	—	$8.2 million	$0.8 million
Conversion of Series B Junior Preference Units – per unit	—	—	$24.50
Conversion of Series B Junior Preference Units – valuation	—	—	$0.2 million

Redeemable Noncontrolling Interest [Table Text Block]

	2011	2010	2009
Balance at January 1,	$383,540	$258,280	$264,394
Change in market value	22,714	129,918	14,544
Change in carrying value	10,150	(4,658)	(20,658)
Balance at December 31,	$416,404	$383,540	$258,280

Schedule Of Preferred Stock [Table Text Block]

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Share (2)	December 31, 2011	December 31, 2010
Preferred Shares of beneficial interest, $0.01 par value; 100,000,000 shares authorized
8.29% Series K Cumulative Redeemable Preferred; liquidation value $50 per share; 1,000,000 shares issued and outstanding at December 31, 2011 and December 31, 2010	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preferred; liquidation value $250 per share; 600,000 shares issued and outstanding at December 31, 2011 and December 31, 2010 (3)	06/19/08	$16.20	150,000	150,000
			$200,000	$200,000

(1)
On or after the redemption date, redeemable preferred shares (Series K and N) may be redeemed for cash at the option of the Company, in whole or in part, at a redemption price equal to the liquidation price per share, plus accrued and unpaid distributions, if any.

(2)
Dividends on all series of Preferred Shares are payable quarterly at various pay dates. The dividend listed for Series N is a Preferred Share rate and the equivalent Depositary Share annual dividend is $1.62 per share.

(3)	The Series N Preferred Shares have a corresponding depositary share that consists of ten times the number of shares and one-tenth the liquidation value and dividend per share.

Limited Partner [Member]
Common shares and units rollforward

	2011	2010	2009
General and Limited Partner Units
General and Limited Partner Units outstanding at January 1,	303,809,279	294,157,017	289,466,537
Issued to General Partner:
Conversion of Series E Preference Units	—	328,363	612
Conversion of Series H Preference Units	—	32,516	—
Issuance of OP Units	3,866,666	6,151,198	3,497,300
Exercise of EQR share options	2,945,948	2,506,645	422,713
EQR's Employee Share Purchase Plan (ESPP)	113,107	157,363	324,394
EQR's restricted share grants, net	145,616	235,767	298,717
Issued to Limited Partners:
LTIP Units, net	120,112	92,892	154,616
OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of Series B Junior Preference Units	—	—	7,517
OP Units Other:
Repurchased and retired	—	(58,130)	(47,450)
General and Limited Partner Units outstanding at December 31,	311,000,728	303,809,279	294,157,017
Limited Partner Units
Limited Partner Units outstanding at January 1,	13,612,037	14,197,969	16,679,777
Limited Partner LTIP Units, net	120,112	92,892	154,616
Limited Partner OP Units issued through acquisitions/consolidations	—	205,648	32,061
Conversion of EQR restricted shares to LTIP Units	101,988	—	—
Conversion of Series B Junior Preference Units	—	—	7,517
Conversion of Limited Partner OP Units to EQR Common Shares	(341,594)	(884,472)	(2,676,002)
Limited Partner Units outstanding at December 31,	13,492,543	13,612,037	14,197,969
Limited Partner Units Ownership Interest in Operating Partnership	4.3%	4.5%	4.8%
Limited Partner LTIP Units Issued:
Issuance – per unit	—	—	$0.50
Issuance – contribution valuation	—	—	$0.1 million
Limited Partner OP Units Issued:
Acquisitions/consolidations – per unit	—	$40.09	$26.50
Acquisitions/consolidations – valuation	—	$8.2 million	$0.8 million
Conversion of Series B Junior Preference Units – per unit	—	—	$24.50
Conversion of Series B Junior Preference Units – valuation	—	—	$0.2 million

Redeemable Noncontrolling Interest [Table Text Block]

	2011	2010	2009
Balance at January 1,	$383,540	$258,280	$264,394
Change in market value	22,714	129,918	14,544
Change in carrying value	10,150	(4,658)	(20,658)
Balance at December 31,	$416,404	$383,540	$258,280

Schedule Of Preferred Stock [Table Text Block]

			Amounts in thousands
	Redemption Date (1)	Annual Dividend per Unit (2)	December 31, 2011	December 31, 2010
Preference Units:
8.29% Series K Cumulative Redeemable Preference Units; liquidation value $50 per unit; 1,000,000 units issued and outstanding at December 31, 2011 and December 31, 2010	12/10/26	$4.145	$50,000	$50,000
6.48% Series N Cumulative Redeemable Preference Units; liquidation value $250 per unit; 600,000 units issued and outstanding at December 31, 2011 and December 31, 2010 (3)	06/19/08	$16.20	150,000	150,000
			$200,000	$200,000

(1)
On or after the redemption date, redeemable preference units (Series K and N) may be redeemed for cash at the option of the Operating Partnership, in whole or in part, at a redemption price equal to the liquidation price per unit, plus accrued and unpaid distributions, if any, in conjunction with concurrent redemption of the corresponding Company Preferred Shares.

(2)
Dividends on all series of Preference Units are payable quarterly at various pay dates. The dividend listed for Series N is a Preference Unit rate and the equivalent depositary unit annual dividend is $1.62 per unit.

(3)	The Series N Preference Units have a corresponding depositary unit that consists of ten times the number of units and one-tenth the liquidation value and dividend per unit.